Condensed Consolidated Statements of Cash Flows	9 Months Ended
Sep. 30, 2025 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (2,037,590)
Forgiveness of unrelated vendor payables	(2,142,297)
Depreciation	1,285
Change in fair value of deferred underwriting fee - common stock payable	196,000
Change in the fair value of warrant liabilities	40,023
Issuance of common stock in connection with the surrender of warrants	1,740,000
Changes in operating assets and liabilities
Due from related party, current	(3,427,000)
Prepaid and other current assets	8,660
Accounts payable and accrued expenses	(4,058,404)
Accrued interest, related parties	196,852
Due to related party	(94,000)
Net cash used in operating activities	(9,576,471)
Cash Flows from Investing Activities
Loans to Iris Acquisition Corp	(775,000)
Purchases of property and equipment	(13,108)
Net cash used in investing activities	(788,108)
Cash Flows from Financing Activities:
Gross proceeds from issuance of common stock for PIPE investment	10,556,500
Payment of transaction costs	(2,563,738)
Proceeds from issuance of short-term debt, related party	4,340,000
Repayment of short-term debt, related party	(1,300,000)
Net cash provided by financing activities	11,032,762
Net change in cash	668,183
Cash, beginning of the period	56,319
Cash, end of the period	724,502
Non-cash investing and financing activities:
Liabilities assumed in connection with the Business Combination	10,694,604
Fair value of shares to be issued to underwriter on date of the Business Combination	7,049,000
Transaction costs incurred upon closing of the Business Combination	1,518,381
Settlement of loans to Iris Acquisition Corp upon closing of the Business Combination	4,443,500
Issuance of common stock to Iris Acquisition Holdings, LLC	690
Conversion of related party short-term debt into common stock	14,797,901
Non-cash conversion of amounts borrowed for PIPE Funds	3,427,000
Non-cash impact to APIC for the elimination of accrued interest on converted related party debt	169,201
Issuance of common stock to underwriter	$ 7,245,000